Victory Pioneer International Equity Fund Expense Example, No Redemption - Victory Pioneer International Equity Fund - Class C	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 186
Expense Example, No Redemption, 3 Years	580
Expense Example, No Redemption, 5 Years	1,003
Expense Example, No Redemption, 10 Years	$ 1,998